Provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of provisions [Line Items]
Balance at beginning of the year	$ 300,700	$ 298,518
Changes	77,910	12,082
Accretion expense	8,476	12,067
Reclassifications and others	(1,509)	3,834
Disbursements	(25,277)	(25,801)
Balance at end of the year	360,300	300,700
Classification by maturity [Abstract]
Current portion	53,900	107,491	$ 94,171
Non-current portion	306,400	193,209	$ 204,347
Closure of mining units and exploration projects [Member]
Disclosure of provisions [Line Items]
Balance at beginning of the year	259,366	254,247
Changes	73,090	11,076
Accretion expense	8,476	12,067
Reclassifications and others	(6,642)	0
Disbursements	(17,372)	(18,024)
Balance at end of the year	316,918	259,366
Classification by maturity [Abstract]
Current portion	25,758	80,548
Non-current portion	291,160	178,818
Environmental liabilities [Member]
Disclosure of provisions [Line Items]
Balance at beginning of the year	22,266	16,261
Changes	4,062	7,097
Accretion expense	0	0
Reclassifications and others	5,133	3,671
Disbursements	(6,634)	(4,763)
Balance at end of the year	24,827	22,266
Environmental contingencies [Member]
Disclosure of provisions [Line Items]
Balance at beginning of the year	3,689	8,416
Changes	2,987	(1,868)
Accretion expense	0	0
Reclassifications and others	0	97
Disbursements	(1,166)	(2,956)
Balance at end of the year	5,510	3,689
Safety contingencies [Member]
Disclosure of provisions [Line Items]
Balance at beginning of the year	4,963	6,716
Changes	(373)	(1,702)
Accretion expense	0	0
Reclassifications and others	0	7
Disbursements	76	(58)
Balance at end of the year	4,666	4,963
Labor contingencies [Member]
Disclosure of provisions [Line Items]
Balance at beginning of the year	3,824	5,131
Changes	643	(1,343)
Accretion expense	0	0
Reclassifications and others	0	36
Disbursements	(181)	0
Balance at end of the year	4,286	3,824
Tax contingencies [Member]
Disclosure of provisions [Line Items]
Balance at beginning of the year	2,991	5,005
Changes	(1,043)	(2,014)
Accretion expense	0	0
Reclassifications and others	0	0
Disbursements	0	0
Balance at end of the year	1,948	2,991
Obligations with communities [Member]
Disclosure of provisions [Line Items]
Balance at beginning of the year	1,838	2,105
Changes	(1,048)	(290)
Accretion expense	0	0
Reclassifications and others	0	23
Disbursements	0	0
Balance at end of the year	790	1,838
Other provisions [Member]
Disclosure of provisions [Line Items]
Balance at beginning of the year	1,763	637
Changes	(408)	1,126
Accretion expense	0	0
Reclassifications and others	0	0
Disbursements	0	0
Balance at end of the year	$ 1,355	$ 1,763